Post-employee benefit plans - Service Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of defined benefit plans [line items]
DC pension	$ (26)	$ (25)	$ (62)	$ (58)
Less:
Capitalized benefit plans cost	17	15	33	29
Total post-employment benefit plans service cost	(64)	(58)	(139)	(126)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(55)	(48)	(109)	(96)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ 0	$ 0	$ (1)	$ (1)